Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Exchange Rates Applied for Foreign Currency

The exchange rates used are as follows:

	December 31, 2018	December 31, 2017

RMB exchange rate at balance sheets dates,	6.8632	6.5342

	Year Ended December 31,
	2018	2017	2016

Average exchange rate for each year	6.6174	6.7518	6.6423

Schedule of Estimated Useful Lives of Property and Equipment	Estimated useful lives of property and equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years
Leasehold improvements	Shorter of life of asset or lease